Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Retail Class
Shareholder Report [Line Items]
Fund Name	Congress Large Cap Growth Fund
Class Name	Retail Class
Trading Symbol	CAMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Congress Large Cap Growth Fund for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://congress-mutual-funds.web.app/LargeCap. You can also request this information by contacting us at (888) 688-1299.
Additional Information Phone Number	(888) 688-1299
Additional Information Website	https://congress-mutual-funds.web.app/LargeCap
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail Class	$44	0.89%
[1]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Updated Performance Information Location [Text Block]	Visit https://congress-mutual-funds.web.app/LargeCap for more recent performance information.
Net Assets	$ 510,925,020
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 1,346,473
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$510,925,020
Number of Holdings	41
Net Advisory Fee	$1,346,473
Portfolio Turnover	15%

Holdings [Text Block]

Top Holdings	(% of Net Assets)
Apple, Inc.	7.2%
Microsoft Corp.	6.7%
Amazon.com, Inc.	5.6%
NVIDIA Corp.	5.1%
Visa, Inc. - Class A	5.0%
Eli Lilly & Co.	4.3%
Alphabet, Inc. - Class A	3.9%
Costco Wholesale Corp.	3.6%
O’Reilly Automotive, Inc.	3.2%
Home Depot, Inc.	3.2%

Industry	(% of Net Assets)
Software	12.6%
Technology Hardware, Storage & Peripherals	8.5%
Specialty Retail	7.7%
Semiconductors & Semiconductor Equipment	7.2%
Interactive Media & Services	7.0%
Broadline Retail	5.6%
Health Care Equipment & Supplies	5.1%
Financial Services	5.0%
Pharmaceuticals	4.3%
Cash & Other	37.0%

Updated Prospectus Web Address	https://congress-mutual-funds.web.app/LargeCap
Institutional Class
Shareholder Report [Line Items]
Fund Name	Congress Large Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	CMLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Congress Large Cap Growth Fund for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://congress-mutual-funds.web.app/LargeCap. You can also request this information by contacting us at (888) 688-1299.
Additional Information Phone Number	(888) 688-1299
Additional Information Website	https://congress-mutual-funds.web.app/LargeCap
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$31	0.64%
[2]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.64%
Updated Performance Information Location [Text Block]	Visit https://congress-mutual-funds.web.app/LargeCap for more recent performance information.
Net Assets	$ 510,925,020
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 1,346,473
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$510,925,020
Number of Holdings	41
Net Advisory Fee	$1,346,473
Portfolio Turnover	15%

Holdings [Text Block]

Top Holdings	(% of Net Assets)
Apple, Inc.	7.2%
Microsoft Corp.	6.7%
Amazon.com, Inc.	5.6%
NVIDIA Corp.	5.1%
Visa, Inc. - Class A	5.0%
Eli Lilly & Co.	4.3%
Alphabet, Inc. - Class A	3.9%
Costco Wholesale Corp.	3.6%
O’Reilly Automotive, Inc.	3.2%
Home Depot, Inc.	3.2%

Industry	(% of Net Assets)
Software	12.6%
Technology Hardware, Storage & Peripherals	8.5%
Specialty Retail	7.7%
Semiconductors & Semiconductor Equipment	7.2%
Interactive Media & Services	7.0%
Broadline Retail	5.6%
Health Care Equipment & Supplies	5.1%
Financial Services	5.0%
Pharmaceuticals	4.3%
Cash & Other	37.0%

Updated Prospectus Web Address	https://congress-mutual-funds.web.app/LargeCap
Retail Class
Shareholder Report [Line Items]
Fund Name	Congress Mid Cap Growth Fund
Class Name	Retail Class
Trading Symbol	CMIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Congress Mid Cap Growth Fund for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://congress-mutual-funds.web.app/MidCap. You can also request this information by contacting us at (888) 688-1299.
Additional Information Phone Number	(888) 688-1299
Additional Information Website	https://congress-mutual-funds.web.app/MidCap
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail Class	$50	1.05%
[3]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.05%
Updated Performance Information Location [Text Block]	Visit https://congress-mutual-funds.web.app/MidCap for more recent performance information.
Net Assets	$ 752,022,971
Holdings Count | $ / shares	39
Advisory Fees Paid, Amount	$ 3,070,872
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$752,022,971
Number of Holdings	39
Net Advisory Fee	$3,070,872
Portfolio Turnover	18%

Holdings [Text Block]

Top Holdings	(% of Net Assets)
Brown & Brown, Inc.	3.9%
Penumbra, Inc.	3.9%
Copart, Inc.	3.7%
Raymond James Financial, Inc.	3.7%
Casey’s General Stores, Inc.	3.6%
Curtiss-Wright Corp.	3.5%
Crane Co.	3.5%
EMCOR Group, Inc.	3.3%
Descartes Systems Group, Inc.	3.3%
US Foods Holding Corp.	3.2%

Industry	(% of Net Assets)
Software	14.6%
Consumer Staples Distribution & Retail	9.7%
Health Care Equipment & Supplies	9.2%
Capital Markets	8.0%
Insurance	3.9%
Commercial Services & Supplies	3.7%
Aerospace & Defense	3.5%
Machinery	3.5%
Construction & Engineering	3.3%
Cash & Other	40.6%

Updated Prospectus Web Address	https://congress-mutual-funds.web.app/MidCap
Institutional Class
Shareholder Report [Line Items]
Fund Name	Congress Mid Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	IMIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Congress Mid Cap Growth Fund for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://congress-mutual-funds.web.app/MidCap. You can also request this information by contacting us at (888) 688-1299.
Additional Information Phone Number	(888) 688-1299
Additional Information Website	https://congress-mutual-funds.web.app/MidCap
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$38	0.80%
[4]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.80%
Updated Performance Information Location [Text Block]	Visit https://congress-mutual-funds.web.app/MidCap for more recent performance information.
Net Assets	$ 752,022,971
Holdings Count | $ / shares	39
Advisory Fees Paid, Amount	$ 3,070,872
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$752,022,971
Number of Holdings	39
Net Advisory Fee	$3,070,872
Portfolio Turnover	18%

Holdings [Text Block]

Top Holdings	(% of Net Assets)
Brown & Brown, Inc.	3.9%
Penumbra, Inc.	3.9%
Copart, Inc.	3.7%
Raymond James Financial, Inc.	3.7%
Casey’s General Stores, Inc.	3.6%
Curtiss-Wright Corp.	3.5%
Crane Co.	3.5%
EMCOR Group, Inc.	3.3%
Descartes Systems Group, Inc.	3.3%
US Foods Holding Corp.	3.2%

Industry	(% of Net Assets)
Software	14.6%
Consumer Staples Distribution & Retail	9.7%
Health Care Equipment & Supplies	9.2%
Capital Markets	8.0%
Insurance	3.9%
Commercial Services & Supplies	3.7%
Aerospace & Defense	3.5%
Machinery	3.5%
Construction & Engineering	3.3%
Cash & Other	40.6%

Updated Prospectus Web Address	https://congress-mutual-funds.web.app/MidCap
Retail Class
Shareholder Report [Line Items]
Fund Name	Congress Small Cap Growth Fund
Class Name	Retail Class
Trading Symbol	CSMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Congress Small Cap Growth Fund for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://congress-mutual-funds.web.app/SmallCap. You can also request this information by contacting us at (888) 688-1299.
Additional Information Phone Number	(888) 688-1299
Additional Information Website	https://congress-mutual-funds.web.app/SmallCap
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail Class	$60	1.25%
[5]
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.25%
Updated Performance Information Location [Text Block]	Visit https://congress-mutual-funds.web.app/SmallCap for more recent performance information.
Net Assets	$ 1,255,772,205
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 5,426,022
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,255,772,205
Number of Holdings	41
Net Advisory Fee	$5,426,022
Portfolio Turnover	15%

Holdings [Text Block]

Top Holdings	(% of Net Assets)
Stride, Inc.	3.5%
InterDigital, Inc.	3.2%
Commvault Systems, Inc.	3.2%
Ligand Pharmaceuticals, Inc.	3.1%
Ollie’s Bargain Outlet Holdings, Inc.	3.0%
Badger Meter, Inc.	3.0%
Sensient Technologies Corp.	2.9%
Knife River Corp.	2.9%
ACI Worldwide, Inc.	2.9%
CSW Industrials, Inc.	2.9%

Industry	(% of Net Assets)
Health Care Equipment & Supplies	12.7%
Software	12.0%
Semiconductors & Semiconductor Equipment	6.8%
Pharmaceuticals	5.7%
Chemicals	5.5%
Electronic Equipment Instruments & Components	5.2%
Construction & Engineering	5.2%
Aerospace & Defense	4.8%
Capital Markets	4.6%
Cash & Other	37.5%

Updated Prospectus Web Address	https://congress-mutual-funds.web.app/SmallCap
Institutional Class
Shareholder Report [Line Items]
Fund Name	Congress Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	CSMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Congress Small Cap Growth Fund for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://congress-mutual-funds.web.app/SmallCap. You can also request this information by contacting us at (888) 688-1299.
Additional Information Phone Number	(888) 688-1299
Additional Information Website	https://congress-mutual-funds.web.app/SmallCap
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$48	1.00%
[6]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://congress-mutual-funds.web.app/SmallCap for more recent performance information.
Net Assets	$ 1,255,772,205
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 5,426,022
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,255,772,205
Number of Holdings	41
Net Advisory Fee	$5,426,022
Portfolio Turnover	15%

Holdings [Text Block]

Top Holdings	(% of Net Assets)
Stride, Inc.	3.5%
InterDigital, Inc.	3.2%
Commvault Systems, Inc.	3.2%
Ligand Pharmaceuticals, Inc.	3.1%
Ollie’s Bargain Outlet Holdings, Inc.	3.0%
Badger Meter, Inc.	3.0%
Sensient Technologies Corp.	2.9%
Knife River Corp.	2.9%
ACI Worldwide, Inc.	2.9%
CSW Industrials, Inc.	2.9%

Industry	(% of Net Assets)
Health Care Equipment & Supplies	12.7%
Software	12.0%
Semiconductors & Semiconductor Equipment	6.8%
Pharmaceuticals	5.7%
Chemicals	5.5%
Electronic Equipment Instruments & Components	5.2%
Construction & Engineering	5.2%
Aerospace & Defense	4.8%
Capital Markets	4.6%
Cash & Other	37.5%

Updated Prospectus Web Address	https://congress-mutual-funds.web.app/SmallCap

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
*	Annualized

[5]
*	Annualized

[6]
*	Annualized